Condensed Consolidated Statements of Changes In Equity (Unaudited) - GBP (£)		Issued capital [member]	Share premium [member]	Other reserve [member]	Retained earnings [member]	Total
Balance at Dec. 31, 2020	[1]	£ 194,580		£ 16,347,704	£ (19,889,357)	£ (3,347,073)
IfrsStatementLineItems [Line Items]
Net income (loss) for the period					(2,648,192)	(2,648,192)
Issue of share capital, net		896		363,053		363,949
Balance at Jun. 30, 2021		195,476		16,710,757	(22,537,549)	(5,631,316)
Balance at Dec. 31, 2021		195,476		16,710,757	(33,465,282)	(16,559,049)
IfrsStatementLineItems [Line Items]
Net income (loss) for the period					512,658	512,658
Issue of share capital, net		200,162	16,027,724			16,227,886
Recognition of share-based payment costs					837,406	837,406
Balance at Jun. 30, 2022		£ 395,638	£ 16,027,724	£ 16,710,757	£ (32,115,218)	£ 1,018,901

[1]	Share capital, Share premium and Other reserves in the table above have been adjusted to give retrospective effect to the Group’s corporate reorganization. Further details of the effects of this reorganization are provided in Note 1.